Shareholder Report, Average Annual Return (Details) 193522_First Eagle Global Equity ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
First Eagle Global Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Eagle Global Equity ETF
Average Annual Return, Percent	27.06%	29.18%
MSCI World Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index Net (USD)
Average Annual Return, Percent	20.37%	20.59%